Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Trading Symbol	DFIN
Entity Registrant Name	Donnelley Financial Solutions, Inc.
Entity Central Index Key	0001669811
Entity Filer Category	Non-accelerated Filer